Risk management and financial instruments	12 Months Ended
Dec. 31, 2012
Risk management and financial instruments [Abstract]
Risk management and financial instruments
Note 17 – Risk management and financial instruments

We are exposed to various market risks, including interest rate, foreign currency exchange and concentration of credit risks. We may enter into a variety of derivative instruments and contracts to maintain the desired level of exposure arising from these risks.

Interest rate risk

The Company's exposure to interest rate risk relates mainly to its floating interest rate debt and balances of surplus funds placed with financial institutions. This exposure is managed through the use of interest rate swaps and other derivative arrangements. The Company's objective is to obtain the most favorable interest rate borrowings available without increasing its foreign currency exposure. Surplus funds are generally placed in fixed deposits with reputable financial institutions, yielding higher returns than are available on overnight deposits in banks. Such deposits generally have short-term maturities, in order to provide the Company with flexibility to meet all requirements for working capital and capital investments. The extent to which the Company utilizes interest rate swaps derivatives to manage its interest rate risk is determined by the net debt exposure and its views on future interest rates.

Interest rate swap agreements

For the year ended December 31, 2011, and for the period up to the date of the IPO, the Company was allocated a proportion of Seadrill's loss on interest rate swaps, based on its share of floating interest rate debt and, therefore, no position is recorded as at December 31, 2011. For the period after the IPO, the Company entered into its own interest rate swap agreements with Seadrill.

At December 31, 2012, the Company had interest rate swap agreements with an outstanding principal of $1,128 million. The combined total fair value of the interest rate outstanding as at December 31, 2012 amounted to a liability of $5.9 million, classified within related party payables in our balance sheet as of December 31, 2012. These agreements do not qualify for hedge accounting, and accordingly any changes in the fair values of the swap agreements are included in the consolidated statement of operations under "Loss on derivative financial instruments". The loss recognized for 2012 was $19.6 million.

The Company's interest rate swap agreements as at December 31, 2012, were as follows:

Outstanding principal (In US$ millions)	Receive rate	Pay rate	Length of contract
289	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
289	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
250	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
The counterparty to the above agreements is Seadrill.

Details of Seadrill's Interest Rate Swaps

The extent to which Seadrill utilizes interest rate swaps to manage its interest rate risk is determined by the net debt exposure and its views on future interest rates. At December 31, 2011 and 2010, Seadrill had interest rate swap agreements with an outstanding principal of $4,738 million and $2,706 million, respectively. In addition, Seadrill had outstanding cross currency interest rate swaps at December 31, 2011 and 2010, with a principal amount of $34 million and $174 million, respectively. These agreements do not qualify for hedge accounting, and accordingly the Company's share of any changes in the fair values of the swap agreements are included in the Company's Consolidated and Combined Carve-out Financial Statement of Operations under 'Loss on interest rate swaps." Seadrill's combined total fair value of the interest rate swaps and cross currency interest swaps outstanding as of December 31, 2011 and 2010, amounted to a liability in Seadrill's financial statements $345 million and $145 million, respectively.

Foreign currency risk

The majority of our gross earnings from rigs and vessels are receivable in U.S. dollars and the majority of our other transactions, assets and liabilities are denominated in US dollars, the functional currency of the Company. However, the Company has operations and assets in a number of countries worldwide and incurs expenditures in other currencies, causing its results from operations to be affected by fluctuations in currency exchange rates, primarily relative to the U.S. dollar. The Company is also exposed to changes in interest rates on floating interest rate debt. There is thus a risk that currency and interest rate fluctuations will have a negative effect on the value of the Company's cash flows.

OPCO and all of its subsidiaries use the U.S. Dollar as their functional currency because the majority of their revenues and expenses are denominated in U.S. Dollars. Accordingly, our reporting currency is also U.S. Dollars. We do, however, earn revenue and incur expenses in Euros and Nigerian Naira and there is a risk that currency fluctuations could have an adverse effect on the value of our cash flows.

Concentration of credit risk

The Company has financial assets which expose the Company to credit risk arising from possible default by a counterparty. The Company considers the counterparties to be creditworthy and does not expect any significant loss to result from non-performance by such counterparties. The Company in the normal course of business does not demand collateral from its counterparties.

Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012		December 31, 2011
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value

Cash and cash equivalents	19.5	19.5	15.4	15.4
Current portion of long term debt to related party	235.6	235.6	180.9	180.9
Long-term portion of interest bearing debt to related party	1,057.2	1,057.2	1,149.6	1,149.6

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy.

The fair value of the current and long-term portion of floating rate debt is estimated to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. This debt is not freely tradable and cannot be purchased by the Company at prices other than the outstanding balance plus accrued interest. We have categorized at level 2 on the fair value measurement hierarchy.

Financial instruments that are measured at fair value on a recurring basis:

		Fair value measurements at reporting date using
(In US$ millions)	Fair value December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swap contracts	5.9	—	5.9	—
Total liabilities	5.9	—	5.9	—
The value of interest rate swap contracts at December 31, 2011 was nil.

Accounting Standards Codification ("ASC") Topic 820 Fair Value Measurement and Disclosures emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level one input utilizes unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level two inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level two inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level three inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The fair values of interest rate swaps are calculated using well-established independent valuation techniques applied to contracted cash flows and LIBOR interest rates as of December 31, 2012.

Retained risk

a) Physical Damage Insurance

Seadrill has purchased hull and machinery insurance to cover for physical damage to its drilling rigs and those of the Company and charges the Company for the associated cost for its respective rigs.

The Company retains the risk for the deductibles relating to physical damage insurance on the Company's fleet. The deductible is currently a maximum of $5.0 million per occurrence.

b) Loss of Hire Insurance

Seadrill purchases insurance to cover for loss of revenue in the event of extensive downtime caused by physical damage to its drilling rigs, where such damage is covered under the Seadrill's physical damage insurance, and charges the Company for the cost related to the Company's fleet.

The loss of hire insurance has a deductible period of 60 days after the occurrence of physical damage. Thereafter, insurance policies according to which the Company is compensated for loss of revenue are limited to between 210 and 290 days. The Company retains the risk related to loss of hire during the initial 60 day period, as well as any loss of hire exceeding the number of days permitted under insurance policy. Based on an overall risk assessment in 2011, Seadrill Management decided not to purchase loss of hire insurance for the tender barge T-15. This means that if the unit is wholly or partially deprived of income as a consequence of damage, the loss of income will not be compensated by insurance.

(c) Protection and Indemnity Insurance

Seadrill purchases protection and indemnity insurance and excess liability insurance for personal injury liability for crew claims, non-crew claims and third-party property damage including oil pollution from the drilling rigs to cover claims of up to $250 million per event and in the aggregate for the West Vencedor and T-15 and up to $500 million per event and in the aggregate for each of the West Aquarius, the West Capricorn and the West Capella.
Concentration of Risk

There is a concentration of credit risk with respect to cash and cash equivalents as most of the amounts are deposited with Nordea Bank Finland Plc and Danske Bank A/S. The Company considers these risks to be remote.

In the years ended December 31, 2012 and 2011, 35% (2011: 42%), of the Company's contract revenues were received from subsidiaries of ExxonMobil Corporation ("Exxon"), 36% (2011: 41%) from Total S.A. ("Total"),14% (2011: 17%) from Chevron Corporation ("Chevron") and 15% (2011: 0%) from British Petroleum ("BP"). There is thus a concentration of revenue risk towards Exxon, Total, Chevron and BP.